MONEY MARKET OBLIGATIONS TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

May 27, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

TAX-FREE MONEY MARKET FUND

Investment Shares

Service Shares

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2014, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 149 on May 23, 2014.

If you have any questions regarding this certification, please contact me at (202) 414-9250.

Very truly yours,

/s/ Rana J. Wright

Rana J Wright

Assistant Secretary